Borrowings - Additional Information (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Debt Disclosure [Abstract]
Interest Expense, Debt	¥ 1,091,353	¥ 521,706	¥ 386,908